ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	As of December 31,
	2011	2012

Billed receivable	$43,143	$106,882
Unbilled receivable	22,272	140,197
	65,415	247,079
Less: Allowance for doubtful accounts	4,002	16,386
	$61,413	$230,693

Schedule of movement of the allowance for doubtful accounts

	As of December 31,
	2010	2011	2012

Balance at the beginning of the year	$220	$3,698	$4,002
Acquired as a result of merger with VanceInfo (note)	—	—	10,197
Allowance for doubtful accounts	3,597	477	5,153
Write off	(126)	(388)	(2,751)
Foreign currency translation adjustments	7	215	(215)
Balance at the end of the year	$3,698	$4,002	$16,386